LOANS HELD FOR INVESTMENT AT FAIR VALUE, Summary of Loans Held at Fair Value (FY) (Details) - USD ($)		3 Months Ended		5 Months Ended		12 Months Ended
		Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2020		Jul. 30, 2020
Loans held as investment, Fair Value Amount [Abstract]
Loans held at fair value		$ 50,252,049	[1]	$ 48,558,051	[1],[2]	$ 48,558,051	[1],[2]	$ 43,106,551
Loans held for investment at carrying value	[4]	48,833,111	[3]	46,994,711	[5],[6]	46,994,711	[5],[6]
Loans held for investment at outstanding principal		$ 52,212,608	[3],[4]	$ 50,831,235	[4],[5],[6]	$ 50,831,235	[4],[5],[6]	$ 46,080,605
Loans held at fair value, weighted average remaining life		3 years 1 month 6 days	[7]	3 years 3 months 18 days	[8]	3 years 3 months 18 days	[7]
Senior Term Loans [Member]
Loans held as investment, Fair Value Amount [Abstract]
Loans held at fair value	[1]	$ 50,252,049		$ 48,558,051	[2]	$ 48,558,051	[2]
Loans held for investment at carrying value	[4]	48,833,111		46,994,711	[6]	46,994,711	[6]
Loans held for investment at outstanding principal	[4]	$ 52,212,608		$ 50,831,235	[6]	$ 50,831,235	[6]
Loans held at fair value, weighted average remaining life		3 years 1 month 6 days	[7]	3 years 3 months 18 days	[8]	3 years 3 months 18 days	[7]

[1]	Refer to Footnote 14.
[2]	Refer to Footnote 14
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount ("OID") and loan origination costs.
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[5]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[6]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[7]	Weighted average remaining life is calculated based on the fair value of the loans as of March 31, 2021 and December 31, 2020.
[8]	Weighted average remaining life is calculated based on the fair value of the loans as of December 31, 2020